Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 180	$ 1,565	$ 4,222
Derivative instruments:
Change in fair value of cash-flow hedge	200	(119)	33
Reclassification for net (gains)/losses realized and included in net income	(47)	(14)	(5)
Total change in unrealized gains/losses on cash-flow hedge	153	(133)	28
Available-for-sale debt securities:
Change in fair value of available-for-sale debt securities	13	1	5
Reclassification for net (gains)/losses realized and included in net income	0	0	0
Total change in unrealized gains/losses on available-for sale debt securities	13	1	5
Defined benefit plans:
Actuarial gains/(losses) arising during the period	22	(13)	(19)
Amortization of actuarial (gains)/losses included in net income	6	6	6
Total change in unrealized gains/losses on defined benefit plans	28	(7)	(13)
Change in foreign currency translation	516	(238)	133
Other comprehensive income (loss), net of tax	710	(377)	153
Total comprehensive income	890	1,188	4,375
Less: comprehensive income (loss) attributable to noncontrolling interest	15	8	11
Total comprehensive income attributable to the Company's stockholders	$ 875	$ 1,180	$ 4,364